Financial Instruments - Summary of Financing Receivables (Details) - USD ($) $ in Thousands	Jun. 30, 2018	Dec. 31, 2017
Financing Receivable, Recorded Investment [Line Items]
Advances to equity-accounted investments	$ 9,930	$ 9,930
Other internal metrics | Performing
Financing Receivable, Recorded Investment [Line Items]
Advances to equity-accounted investments	$ 9,930	$ 9,930